BANK BORROWINGS	12 Months Ended
Sep. 30, 2018
BANK BORROWINGS
15.	BANK BORROWINGS

On June 22, 2015, the Company entered into a 3-year USD/RMB Revolving Term Loan Facility with a maximum of RMB300 million facility limit with The Bank of East Asia, Limited (“BEA Facility”) which will remain effective for three years. The details of the loans entered under the BEA Facility for the year ended September 30, 2017 and 2018 are listed as follows:

The Company drew down a loan of RMB103.6 million (US$15,577) under the BEA Facility on June 24, 2015, for a period of 12 months, with an interest rate of 3.625% per annum. On June 24, 2016, the term loan was extended to June 24, 2017 with an interest rate of 3.00% per annum, subject to adjustment each quarter. The loan was secured by a term deposit of RMB103.6 million (US$15,577) provided by Champion Technology, which was extended to July 23, 2017.

On December 23, 2016, the loan was terminated and replaced by a new loan agreement, for an amount of US$14,900 under the BEA Facility, with a maturity date of June 24, 2017. The loan bears interest rate at approximately 1.997%, subject to adjustment each quarter. In connection with the loan agreement, an additional term deposit of RMB11.6 million (US$1,738) was provided to the bank. The loan was extended to June 24, 2018, with an annual interest rate of approximately 2.395%. On June 22, 2018, the loan was subsequently renewed in an amount of US$15,081 and extended to June 26, 2019, with an annual interest rate of approximately 3.437%, subject to adjustment each quarter. An additional term deposit of RMB3.6 million (US$526) was made by Champion Technology with maturity date of June 25, 2019 and recorded as restricted cash on the consolidated balance sheet as of September 30, 2018.

On December 23, 2016, US$15,000 of the BEA Facility was drawn down at approximately 1.997% interest rate, subject to adjustment each quarter, for a term of 12 months. The loan was secured by a term deposit of RMB116.7 million (US$17,540) provided by Champion Technology, and recorded as “restricted cash” on balance sheet as of September 30, 2017. This loan was repaid on December 18, 2017.

On November 17, 2017, the Company entered into a one year Term Loan Facility with a maximum of US$40,000 facility limit with Hang Seng Bank (“HSB Facility”), which was further extended to September 30, 2019 with a new facility limit of US$48,300 on October 23, 2018. The details of the loans entered under the HSB Facility for the year ended September 30, 2018 are listed as follows:

On December 18, 2017, US$20,100 of the HSB Facility was drawn down at approximately 2.82% interest rate, subject to adjustment each quarter, for a term of 12 months. The loan was secured by a term deposit of RMB134.7 million (US$20,246) provided by Champion Technology. The Group repaid US$5,000 in November 2018. On December 14, 2018, the remaining US$15,100 of the loan was subsequently renewed and extended to June 19, 2019 with a 3.49% annual interest rate, subject to adjustment each quarter.

On January 5, 2018, US$15,200 of the HSB Facility was drawn down at approximately 2.91% interest rate, subject to adjustment each quarter, for a term of 12 months. The loan was secured by a term deposit of RMB101.8 million (US$15,301) provided by Champion Technology. On December 20, 2018, the loan was subsequently renewed and extended to June 19, 2019 with an interest rate of 3.99%, subject to adjustment each quarter.

On July 19, 2017, Zhengbao Yucai and Baoshang Bank Co., Ltd Beijing Branch (“BSB”) entered into a loan agreement. Under the agreement, Zhengbao Yucai is able to draw down RMB132.6 million (US$19,307) from BSB for the purpose of acquiring 80% of NetinNet’s equity interest from Champion Technology. Refer to Note 22 for details regarding Zhengbao Yucai’s restructuring. The loan between Zhengbao Yucai and BSB is effective from July 21, 2017 to July 20, 2020, with an annual interest rate of 11%. On July 21, 2017, Zhengbao Yucai and BSB signed an equity pledge agreement, pursuant to which Zhengbao Yucai agreed to provide a pledge of 80% of equity interest of NetinNet held by Zhengbao Yucai to secure the loan. The loan was drawn down on July 21, 2017. On January 31, 2018, Zhengbao Yucai elected to early repay an amount of RMB47.0 million (US$6,843) of the loan. As of September 30, 2018, the loan balance is due as follows: RMB3.0 million (US$437) and RMB82.6 million (US$12,027) in the year ended September 30, 2019 and 2020, respectively.

The fair value of the bank borrowings with BEA and Hang Seng Bank was US$29,947 and US$50,547 as of September 30, 2017 and 2018, respectively. The fair value of the long-term bank borrowing with BSB was US$19,930 and US$12,464 as of September 30, 2017 and 2018, respectively. The fair values of bank borrowings are measured based on the present value of the debt using market interest rates. The borrowings are categorized in Level 2 of the fair value hierarchy.